Other Assets - Summary of Other Current Assets (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Current Assets [abstract]
Indemnification asset	₽ 30	₽ 60
Reserves at CBR	229	312
Prepaid expenses	99	204
VAT and other taxes receivable	51	22
Other	49	63
Total other current assets	₽ 458	₽ 661